Financial Instruments (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Financial Instruments [Line Items]
Total exchange gain or (loss)	$ (11,552,001)	$ (5,028,955)
Market interest rate	1.00%
Increase in the cash outflow	$ 121,870	$ 131,045
Unbilled receivables	36,883,629		$ 34,306,195
Cash and cash equivalents and financial assets at amortized cost	26,129,954		37,472,301
Other receivables and guarantee deposits	401,684		432,696
Credit Risk [Member]
Financial Instruments [Line Items]
Other receivables and guarantee deposits	$ 2,183,823		$ 1,864,873